Trade Receivable, Net - Summary of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	$ 531	$ 515	$ 493
Allowance for the year	14	35	119
Charges and write-offs of uncollectible accounts	38	6	(29)
Effects of changes in foreign exchange rates	(45)	(25)	(68)
Balance at the end of the year	$ 538	$ 531	$ 515